Note 6 - Product Warranties (Details Textual) - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Standard and Extended Product Warranty Accrual, Ending Balance	$ 80,000	$ 75,000	$ 75,000
Product Warranty Expense	89,548	52,465	$ 55,592
Accounts Payable and Accrued Liabilities [Member]
Standard and Extended Product Warranty Accrual, Ending Balance	$ 80,000	$ 75,000